Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (Q3) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 31,102	$ 80	$ 24,417